Stockholders' Equity (Summary of Stock Options Outstanding) (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding (in Shares)	6,184,703
Weighted Average Remaining Contractual Life (Years) (in Duration)	7 years 4 months 21 days
Weighted Average Exercise Price, Options Outstanding (in Dollars per Share)	$ 0.48
Number of Options Exercisable (in Shares)	4,201,370
Weighted Average Price Exercise, Options Exercisable (in Dollars per Share)	$ 0.34
$0.06 - $0.08 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 0.06
Exercise Price, upper limit	$ 0.08
Number of Options Outstanding (in Shares)	902,600
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 1 month 17 days
Weighted Average Exercise Price, Options Outstanding (in Dollars per Share)	$ 0.08
Number of Options Exercisable (in Shares)	902,600
Weighted Average Price Exercise, Options Exercisable (in Dollars per Share)	$ 0.08
$0.15 - $0.19 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 0.15
Exercise Price, upper limit	$ 0.19
Number of Options Outstanding (in Shares)	2,072,840
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 3 months 26 days
Weighted Average Exercise Price, Options Outstanding (in Dollars per Share)	$ 0.17
Number of Options Exercisable (in Shares)	2,072,840
Weighted Average Price Exercise, Options Exercisable (in Dollars per Share)	$ 0.17
$0.70 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 0.70
Exercise Price, upper limit	$ 0.70
Number of Options Outstanding (in Shares)	2,319,263
Weighted Average Remaining Contractual Life (Years) (in Duration)	9 years 11 months 12 days
Weighted Average Exercise Price, Options Outstanding (in Dollars per Share)	$ 0.70
Number of Options Exercisable (in Shares)	707,597
Weighted Average Price Exercise, Options Exercisable (in Dollars per Share)	$ 0.70
$1.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 1.00
Exercise Price, upper limit	$ 1.00
Number of Options Outstanding (in Shares)	890,000
Weighted Average Remaining Contractual Life (Years) (in Duration)	7 years 10 months 2 days
Weighted Average Exercise Price, Options Outstanding (in Dollars per Share)	$ 1.00
Number of Options Exercisable (in Shares)	518,333
Weighted Average Price Exercise, Options Exercisable (in Dollars per Share)	$ 1.00